Future Minimum Lease Payments Under Non Cancellable Capital Lease Arrangements (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Schedule of Capital Lease Obligations [Line Items]
2013	$ 6,766	42,151
2014	4,954	30,862
2015	4,093	25,497
2016	114	712
2017 and thereafter	143	890
Total minimum lease payments	16,070	100,112
Less: amount representing interest	(1,773)	(11,041)
Present value of remaining minimum lease payments	$ 14,297	89,071